UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08092

Western Asset Worldwide Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, New York 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 73.2%
Argentina - 9.4%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	800,000		$873,200	(a)
Provincia de Buenos Aires, Senior Bonds	4.000%	5/15/35	299,336		228,244	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	970,000		1,087,612	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	410,000		431,525	(a)
Republic of Argentina, Senior Bonds	7.000%	4/17/17	3,560,000		3,639,844	(c)
Republic of Argentina, Senior Notes	6.875%	4/22/21	710,000		774,610	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,150,000		1,300,075	(a)(c)
Republic of Argentina, Senior Notes	8.280%	12/31/33	2,103,057		2,423,773	(c)
Republic of Argentina, Senior Notes	7.125%	7/6/36	700,000		743,050	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	630,000		712,215	(a)
Republic of Argentina, Senior Notes, Step Bond	2.500%	12/31/38	5,440,000		3,881,440

Total Argentina					16,095,588

Armenia - 0.3%
Republic of Armenia, Senior Notes	6.000%	9/30/20	510,000		529,865	(b)

Brazil - 3.1%
Federative Republic of Brazil, Notes	10.000%	1/1/23	6,110,000	BRL	1,762,274
Federative Republic of Brazil, Notes	10.000%	1/1/25	6,200,000	BRL	1,763,929
Federative Republic of Brazil, Senior Bonds	6.000%	4/7/26	600,000		666,000	(c)
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	1,150,000		1,148,563	(c)

Total Brazil					5,340,766

Cameroon - 0.1%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	200,000		223,462	(a)

Chile - 0.6%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	200,000		213,539	(a)(c)
Republic of Chile, Senior Notes	3.875%	8/5/20	797,000		867,933	(c)

Total Chile					1,081,472

Colombia - 4.2%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	820,000		875,350	(c)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	3,035,000		4,104,837	(c)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	350,000		424,375	(c)
Republic of Colombia, Senior Notes	7.375%	3/18/19	1,658,000		1,876,027	(c)

Total Colombia					7,280,589

Costa Rica - 0.7%
Republic of Costa Rica, Notes	7.000%	4/4/44	1,180,000		1,264,075	(a)

Croatia - 0.9%
Republic of Croatia, Senior Notes	6.625%	7/14/20	420,000		471,555	(a)(c)
Republic of Croatia, Senior Notes	5.500%	4/4/23	920,000		1,025,532	(b)(c)

Total Croatia					1,497,087

Dominican Republic - 1.9%
Dominican Republic, Senior Notes	5.500%	1/27/25	1,700,000		1,810,500	(a)
Dominican Republic, Senior Notes	6.875%	1/29/26	270,000		313,200	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	970,000		1,091,250	(a)

Total Dominican Republic					3,214,950

Ecuador - 1.9%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,920,000		1,963,200	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	600,000		613,500	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	750,000		675,000	(b)

Total Ecuador					3,251,700

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.2%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	380,000		$362,930	(a)

El Salvador - 0.8%
Republic of El Salvador, Notes	6.375%	1/18/27	1,280,000		1,292,800	(a)

Gabon - 0.4%
Gabonese Republic, Bonds	6.375%	12/12/24	220,000		202,368	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	440,000		406,693	(a)

Total Gabon					609,061

Georgia - 0.2%
Republic of Georgia, Bonds	6.875%	4/12/21	370,000		414,400	(b)

Ghana - 1.0%
Republic of Ghana, Bonds	8.125%	1/18/26	250,000		233,317	(a)
Republic of Ghana, Bonds	10.750%	10/14/30	810,000		948,393	(a)
Republic of Ghana, Notes	7.875%	8/7/23	350,000		327,516	(b)
Republic of Ghana, Senior Notes	9.250%	9/15/22	240,000		246,882	(a)

Total Ghana					1,756,108

Guatemala - 0.2%
Republic of Guatemala, Senior Notes	4.500%	5/3/26	330,000		345,263	(a)

Honduras - 0.2%
Republic of Honduras, Senior Notes	7.500%	3/15/24	220,000		250,800	(b)

Hungary - 1.3%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,904,000		2,246,029	(c)

Indonesia - 8.0%
Republic of Indonesia, Notes	3.750%	4/25/22	4,400,000		4,645,032	(b)(c)
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	20,412,000,000	IDR	1,704,777
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	455,000		598,221	(b)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	468,000		515,765	(a)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	685,000		707,506	(a)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	949,000		1,121,497	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	3,060,000		3,508,510	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	820,000		940,189	(b)

Total Indonesia					13,741,497

Israel - 0.6%
Government of Israel, Senior Bonds	2.875%	3/16/26	930,000		968,801

Ivory Coast - 0.3%
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	470,000		493,618	(a)

Jamaica - 0.8%
Government of Jamaica, Senior Notes	7.625%	7/9/25	310,000		365,025
Government of Jamaica, Senior Notes	6.750%	4/28/28	520,000		595,400
Government of Jamaica, Senior Notes	8.000%	3/15/39	310,000		373,550

Total Jamaica					1,333,975

Jordan - 0.1%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	200,000		215,938	(a)

Kazakhstan - 0.9%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	1,540,000		1,614,496	(b)

Kenya - 0.3%
Republic of Kenya, Senior Notes	5.875%	6/24/19	220,000		227,700	(a)
Republic of Kenya, Senior Notes	6.875%	6/24/24	200,000		197,009	(a)

Total Kenya					424,709

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Lithuania - 1.3%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	1,810,000		$2,142,587	(a)(c)

Mexico - 3.0%
United Mexican States, Senior Bonds	8.000%	6/11/20	23,025,500	MXN	1,280,831	(c)
United Mexican States, Senior Bonds	10.000%	12/5/24	710,000	MXN	46,326
United Mexican States, Senior Notes	5.125%	1/15/20	840,000		935,760	(c)
United Mexican States, Senior Notes	4.000%	10/2/23	2,270,000		2,431,170	(c)
United Mexican States, Senior Notes	5.550%	1/21/45	60,000		69,750	(c)
United Mexican States, Senior Notes	4.600%	1/23/46	340,000		345,950	(c)

Total Mexico					5,109,787

Namibia - 0.3%
Republic of Namibia, Senior Notes	5.250%	10/29/25	540,000		572,133	(a)

Nigeria - 0.2%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	360,000		355,500	(a)

Oman - 0.3%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	550,000		552,187	(a)

Pakistan - 0.4%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	300,000		317,171	(a)
Republic of Pakistan, Senior Notes	8.250%	4/15/24	370,000		406,041	(b)

Total Pakistan					723,212

Panama - 0.1%
Republic of Panama, Senior Bonds	9.375%	4/1/29	10,000		15,525
Republic of Panama, Senior Bonds	6.700%	1/26/36	159,000		217,830

Total Panama					233,355

Paraguay - 0.3%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	540,000		585,900	(a)

Peru - 5.0%
Republic of Peru, Senior Bonds	8.750%	11/21/33	3,968,000		6,448,000	(c)
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,211,000		1,716,592	(c)
Republic of Peru, Senior Bonds	5.625%	11/18/50	269,000		356,425	(c)

Total Peru					8,521,017

Philippines - 1.8%
Republic of Philippines, Senior Bonds	6.375%	10/23/34	790,000		1,150,225	(c)
Republic of Philippines, Senior Bonds	5.000%	1/13/37	930,000		1,201,829	(c)
Republic of Philippines, Senior Bonds	3.950%	1/20/40	600,000		686,795	(c)

Total Philippines					3,038,849

Poland - 2.4%
Republic of Poland, Senior Notes	5.125%	4/21/21	1,280,000		1,448,924	(c)
Republic of Poland, Senior Notes	5.000%	3/23/22	2,362,000		2,697,655	(c)

Total Poland					4,146,579

Romania - 0.9%
Republic of Romania, Senior Notes	4.875%	1/22/24	1,150,000		1,317,074	(b)
Republic of Romania, Senior Notes	4.875%	1/22/24	240,000		274,868	(a)

Total Romania					1,591,942

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 5.5%
Russian Federal Bond, Bonds	8.150%	2/3/27	88,410,000	RUB	$1,427,287
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	173,000		312,492	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	4,635,825		5,634,192	(b)(c)
Russian Foreign Bond - Eurobond, Senior Bonds	5.625%	4/4/42	1,800,000		2,084,969	(a)(c)

Total Russia					9,458,940

Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	340,000		353,615	(b)

South Africa - 0.9%
Republic of South Africa, Senior Notes	4.875%	4/14/26	1,510,000		1,591,525

Sri Lanka - 1.5%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	430,000		444,578	(a)
Republic of Sri Lanka, Senior Bonds	5.125%	4/11/19	320,000		324,021	(b)
Republic of Sri Lanka, Senior Bonds	6.825%	7/18/26	410,000		441,799	(a)
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	930,000		974,263	(b)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	400,000		412,601	(b)

Total Sri Lanka					2,597,262

Tunisia - 0.2%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	270,000		264,882	(a)

Turkey - 4.9%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	450,000		485,595	(c)
Republic of Turkey, Senior Bonds	11.875%	1/15/30	3,822,000		6,375,383	(c)
Republic of Turkey, Senior Notes	3.250%	3/23/23	850,000		800,979	(c)
Republic of Turkey, Senior Notes	6.875%	3/17/36	402,000		471,047	(c)
Republic of Turkey, Senior Notes	6.750%	5/30/40	270,000		315,918	(c)

Total Turkey					8,448,922

Ukraine - 0.6%
Republic of Ukraine, Senior Notes	7.750%	9/1/20	1,080,000		1,058,076	(a)

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	900,000		936,000
Republic of Uruguay, Senior Notes	4.375%	10/27/27	766,121		828,368

Total Uruguay					1,764,368

Venezuela - 2.7%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	6,530,000		3,238,880	(b)(c)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	490,000		269,255
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,955,000		1,211,122	(b)(c)

Total Venezuela					4,719,257

Vietnam - 1.0%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	1,590,000		1,691,773	(a)

Zambia - 0.3%
Republic of Zambia, Senior Notes	8.970%	7/30/27	450,000		446,063	(a)

TOTAL SOVEREIGN BONDS (Cost - $114,255,554)					125,817,710

CORPORATE BONDS & NOTES - 50.6%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	230,000		264,090	(c)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	430,000		463,218	(a)(c)

TOTAL CONSUMER DISCRETIONARY					727,308

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 1.1%
Food Products - 1.1%
ESAL GmbH, Senior Notes	6.250%	2/5/23	410,000	$399,750	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	500,000	510,000	(a)(c)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	520,000	534,040	(a)(c)
Minerva Luxembourg SA, Senior Notes	6.500%	9/20/26	450,000	443,812	(a)

TOTAL CONSUMER STAPLES				1,887,602

ENERGY - 20.7%
Oil, Gas & Consumable Fuels - 20.7%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	450,000	499,398	(b)(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	530,000	564,325	(b)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	400,000	457,500	(c)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	460,000	497,375	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,100,000	1,014,530	(c)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	288,000	303,120	(a)(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	2,360,000	2,610,750	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	552,000	568,560	(b)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	420,000	455,399	(b)(c)
Pacific Exploration and Production Corp., Senior Notes	12.000%	12/22/16	480,000	486,000
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	280,000	53,200	*(a)(d)
Pacific Exploration and Production Corp., Senior Notes	5.625%	1/19/25	1,190,000	226,100	*(a)(c)(d)
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	2,285,000	2,296,425	(c)(h)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	2,690,000	2,667,135	(c)(h)
Petrobras Global Finance BV, Senior Notes	8.375%	5/23/21	100,000	109,500	(h)
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	280,000	212,800	(c)(h)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	290,000	246,790	(c)(h)
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	5,760,000	2,476,224	(b)(c)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	1,990,000	1,135,793	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	4,775,000	4,884,109
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	1,240,000	1,399,960
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	420,000	397,320	(c)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	396,000	447,480	(a)(c)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	638,000	612,480	(c)
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	520,000	455,546	(c)
Petron Corp., Subordinated Bonds	7.500%	8/6/18	500,000	534,505	(b)(e)(f)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,430,000	1,574,920	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	434,000	477,983	(b)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	1,050,000	1,147,295	(a)(c)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	400,000	432,058	(a)(c)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	500,000	525,673	(a)(c)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	380,000	393,076	(a)(c)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	853,000	972,816	(b)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	1,030,000	1,114,252	(a)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	260,000	289,202	(b)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	570,000	631,707	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	840,000	877,044	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	200,000	208,820	(b)(c)
Ultrapar Internationl SA, Senior Notes	5.250%	10/6/26	500,000	498,750	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	730,000	816,505	(a)

TOTAL ENERGY				35,572,425

FINANCIALS - 6.8%
Banks - 4.7%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	400,000	409,500	(a)(c)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	400,000	417,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	150,000	$160,875	(a)(c)(e)
Export Credit Bank of Turkey, Senior Bonds	5.000%	9/23/21	1,070,000	1,082,562	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	540,000	579,371	(c)
ICICI Bank Ltd., Junior Subordinated Bonds	7.250%	10/31/16	550,000	551,706	(b)(c)(e)(f)
Russian Agricultural Bank, Notes	8.500%	10/16/23	400,000	440,000	(b)
Russian Agricultural Bank, Senior Notes	7.750%	5/29/18	3,240,000	3,476,274	(b)
Shinhan Bank, Subordinated Notes	3.875%	3/24/26	200,000	212,021	(a)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	680,000	678,834	(a)(c)

Total Banks				8,008,643

Capital Markets - 1.4%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	2,360,000	2,466,200	(a)(c)

Diversified Financial Services - 0.7%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	1,130,000	1,172,375	(a)(c)

TOTAL FINANCIALS				11,647,218

INDUSTRIALS - 3.4%
Building Products - 0.6%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,020,000	993,225	(a)(c)

Construction & Engineering - 0.2%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	200,000	207,819	(b)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	210,000	80,850	(a)

Total Construction & Engineering				288,669

Industrial Conglomerates - 0.6%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000	212,500	(a)(c)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	810,000	881,660	(a)(c)

Total Industrial Conglomerates				1,094,160

Transportation - 1.0%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	1,490,000	1,465,385	(a)
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	260,000	261,300	(a)

Total Transportation				1,726,685

Transportation Infrastructure - 1.0%
CRCC Yupeng Ltd., Senior Bonds	3.950%	8/1/19	510,000	527,894	(b)(e)(f)
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	270,000	286,022	(a)(c)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	980,000	1,002,725	(a)

Total Transportation Infrastructure				1,816,641

TOTAL INDUSTRIALS				5,919,380

MATERIALS - 9.1%
Chemicals - 2.5%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	971,000	1,003,771	(a)(c)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	620,000	623,100	(b)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	212,250	(a)(c)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	810,000	778,613	(a)(c)
OCP SA, Senior Notes	5.625%	4/25/24	750,000	817,361	(a)
OCP SA, Senior Notes	4.500%	10/22/25	860,000	874,478	(a)

Total Chemicals				4,309,573

Construction Materials - 1.3%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	410,000	419,225	(a)(c)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	100,000	102,250	(b)(c)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	410,000	435,625	(a)(c)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	450,000	463,500	(a)(c)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	350,000	301,875	(a)
Votorantim Cimentos SA, Senior Notes	7.250%	4/5/41	480,000	470,400	(b)(c)

Total Construction Materials				2,192,875

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.7%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,100,000	$1,111,110	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	160,000	168,000	(b)(c)

Total Containers & Packaging				1,279,110

Metals & Mining - 3.4%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	550,000	583,393	(a)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	920,000	963,550	(a)(c)
Evraz Group SA, Notes	9.500%	4/24/18	350,000	381,500	(a)(c)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	510,000	524,025	(a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	100,000	118,368	(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,250,000	1,370,643	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	230,000	218,614	(c)
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	410,000	430,295	(c)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	817,000	809,851	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	480,000	468,960	(c)

Total Metals & Mining				5,869,199

Paper & Forest Products - 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	160,000	181,532	(c)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	300,000	321,491	(c)
Inversiones CMPC SA, Notes	4.375%	5/15/23	320,000	334,638	(a)(c)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	470,000	482,313	(a)(c)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	360,000	380,910	(a)(c)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	290,000	290,000	(a)

Total Paper & Forest Products				1,990,884

TOTAL MATERIALS				15,641,641

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Trust F/1401, Senior Notes	6.950%	1/30/44	560,000	576,800	(a)

Real Estate Management & Development - 1.3%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	360,000	415,421	(b)(c)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	400,000	424,276	(b)(c)
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	440,000	469,278	(b)(c)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	410,000	428,077	(b)(c)
Theta Capital Pte Ltd., Senior Notes	6.125%	11/14/20	400,000	411,094	(b)(c)

Total Real Estate Management & Development				2,148,146

TOTAL REAL ESTATE				2,724,946

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.3%
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	280,000	307,377	(a)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	360,000	373,496	(a)(c)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	460,000	473,910	(a)(c)
GTH Finance BV, Senior Notes	7.250%	4/26/23	580,000	630,924	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	420,000	464,629	(a)

Total Diversified Telecommunication Services				2,250,336

Wireless Telecommunication Services - 1.3%
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	2,170,000	2,254,521	(b)(c)

TOTAL TELECOMMUNICATION SERVICES				4,504,857

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 4.9%
Electric Utilities - 2.8%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	360,000	$379,800	(a)(c)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	420,000	451,500	(a)(c)
Eskom Holdings SOC Ltd., Senior Notes	5.750%	1/26/21	500,000	497,200	(b)
Lamar Funding Ltd., Senior Bonds	3.958%	5/7/25	640,000	608,746	(b)(c)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	1,080,000	1,244,700	(b)(c)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	1,080,000	1,204,999	(b)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	350,000	367,175	(a)

Total Electric Utilities				4,754,120

Gas Utilities - 0.6%
Empresa de Energia de Bogota SA ESP, Senior Notes	6.125%	11/10/21	400,000	414,000	(a)(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	580,000	605,810	(a)(c)

Total Gas Utilities				1,019,810

Independent Power and Renewable Electricity Producers - 1.3%
AES Gener SA, Notes	5.250%	8/15/21	460,000	488,993	(a)(c)
First Gen Corp., Senior Notes	6.500%	10/9/23	380,000	418,000	(b)(c)
Three Gorges Finance Ltd., Senior Bonds	3.150%	6/2/26	800,000	820,320	(a)(c)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	450,000	481,358	(a)

Total Independent Power and Renewable Electricity Producers				2,208,671

Multi-Utilities - 0.2%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	400,000	454,500	(a)(c)

TOTAL UTILITIES				8,437,101

TOTAL CORPORATE BONDS & NOTES (Cost - $83,101,247)				87,062,478

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR (Cost - $102,024)		1/17/17	4,609,500	9,814

			WARRANTS
WARRANTS - 0.1%
Bolivarian Republic of Venezuela, Oil-linked payment obligations		4/15/20	23,180	63,745
Pacific Exploration and Production Corp.		10/24/16	12,000	38,400	*(g)(h)

TOTAL WARRANTS (Cost - $38,400)				102,145

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $197,497,225)				212,992,147

			SHARES
SHORT-TERM INVESTMENTS - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $801,974)	0.253%		801,974	801,974

TOTAL INVESTMENTS - 124.4% (Cost - $198,299,199#)				213,794,121
Liabilities in Excess of Other Assets - (24.4)%				(41,923,966)

TOTAL NET ASSETS - 100.0%				$171,870,155

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2016

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	The coupon payment on these securities is currently in default as of September 30, 2016.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Worldwide Income Fund Inc. (the “Fund”) was incorporated in Maryland on October 21, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to maintain a high level of current income. As a secondary objective, the Fund seeks to maximize total return.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$125,817,710	—	$125,817,710
Corporate Bonds & Notes	—	87,062,478	—	87,062,478
Purchased Options	—	9,814	—	9,814
Warrants	—	63,745	$38,400	102,145

Total Long-Term Investments	—	$212,953,747	$38,400	$212,992,147

Short-Term Investments†	$801,974	—	—	$801,974

Total Investments	$801,974	$212,953,747	$38,400	$213,794,121

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$83,387	—	$83,387

Total	$801,974	$213,037,134	$38,400	$213,877,508

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$128,474	—	$128,474

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,769,063
Gross unrealized depreciation	(3,274,141)

Net unrealized appreciation	$15,494,922

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	13,600,000	USD	739,070	Bank of America N.A.	11/15/16	$(41,026)
USD	1,621,348	EUR	1,453,231	Bank of America N.A.	11/15/16	(14,255)
USD	730,201	MXN	13,600,000	Bank of America N.A.	11/15/16	32,157

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	2,239,200	USD	1,665,452	Citibank N.A.	11/15/16	$(23,032)
USD	1,664,554	SGD	2,239,200	Citibank N.A.	11/15/16	22,134
ARS	11,172,219	USD	720,788	JPMorgan Chase & Co.	11/15/16	(8,647)
BRL	5,879,540	USD	1,824,244	JPMorgan Chase & Co.	11/16/16	(38,331)
USD	1,815,009	BRL	5,879,540	JPMorgan Chase & Co.	11/16/16	29,096
IDR	21,000,000,000	USD	1,596,230	Citibank N.A.	11/28/16	(632)
INR	54,300,000	USD	808,977	Citibank N.A.	12/9/16	(2,551)

Total						$(45,087)

Abbreviations used in this table:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Worldwide Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: November 18, 2016